March 18, 2014

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-DREYFUS EMERGING ASIA FUND

Supplement to Summary and Statutory Prospectus

dated March 1, 2014

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).  The fund's sub-investment adviser is Hamon Asian Advisors Limited (Hamon), an affiliate of Dreyfus.  The fund is team managed by Hugh Simon, Raymond Chan and Vijaya Subramanian.  Mr. Simon is the founder and Chief Executive Officer of Hamon and has been a portfolio manager of the fund since the fund's inception in December 2007.  Mr. Chan is the Managing Director and Chief Investment Officer of Hamon and has been a portfolio manager of the fund since July 2011.  Ms. Subramanian is a portfolio manager for Hamon and has been a portfolio manager of the fund since March 2014.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

The fund is team-managed by Hugh Simon, Raymond Chan and Vijava Subramanian.  Mr. Simon is the founder and Chief Executive Officer of Hamon and has been a portfolio manager of the fund since the fund's inception in December 2007. Mr. Chan is the Managing Director and Chief Investment Officer of Hamon, where he has been employed since 2011. From 2003 to 2011, Mr. Chan was the Investment Director of Amundi Asset Management. Ms. Subramanian is a portfolio manager for Hamon, where she has been employed since October 2013.  From 2011 to 2013, Ms. Subramanian worked as a portfolio manager in Blackfriars, Hamon’s Global Emerging Markets subsidiary, and from 2007 to 2010, as a portfolio manager for Odey Asset Management in London.

March 18, 2014

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-DREYFUS INDIA FUND

Supplement to Summary and Statutory Prospectus

dated March 1, 2014

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).  The fund's sub-investment adviser is Hamon Asian Advisors Limited (Hamon), an affiliate of Dreyfus.  The fund is team managed by Hugh Simon, Raymond Chan and Vijaya Subramanian.  Mr. Simon is the founder and Chief Executive Officer of Hamon and has been a portfolio manager of the fund since the fund's inception in December 2007.  Mr. Chan is the Managing Director and Chief Investment Officer of Hamon and has been a portfolio manager of the fund since July 2011.  Ms. Subramanian is a portfolio manager for Hamon and has been a portfolio manager of the fund since March 2014.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

The fund is team-managed by Hugh Simon, Raymond Chan and Vijava Subramanian.  Mr. Simon is the founder and Chief Executive Officer of Hamon and has been a portfolio manager of the fund since the fund's inception in December 2007. Mr. Chan is the Managing Director and Chief Investment Officer of Hamon, where he has been employed since 2011. From 2003 to 2011, Mr. Chan was the Investment Director of Amundi Asset Management. Ms. Subramanian is a portfolio manager for Hamon, where she has been employed since October 2013.  From 2011 to 2013, Ms. Subramanian worked as a portfolio manager in Blackfriars, Hamon’s Global Emerging Markets subsidiary, and from 2007 to 2010, as a portfolio manager for Odey Asset Management in London.

March 18, 2014

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-DREYFUS EMERGING ASIA FUND

-DREYFUS INDIA FUND

Supplement to Statement of Additional Information dated

April 1, 2013, as revised or amended, May 1, 2013, May 14, 2013, July 1, 2013, July 15, 2013

 October 1, 2013, January 1, 2014 and March 1, 2014

The following information supplements and supersedes the portfolio manager information contained in the section of the fund's Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the fund) advised by the primary portfolio managers and assets under management in those accounts as of December 31, 2013:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Raymond Chan	3	$387.6M	4	$167.9M	3	$57.9M
Hugh Simon	3	$387.6M	4	$1.64B	1	$8.9M
Vijaya Subramanian	2	$25.6M	None	N/A	None	N/A

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts

Raymond Chan	Other Accounts	3	$57.9M
Hugh Simon	Other Accounts	1	$8.9M
Vijaya Subramanian	Other Accounts	None	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio managers as of December 31, 2013:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Raymond Chan	DEA	None
	DIF	None
Hugh Simon	DEA	None
	DIF	None
Vijaya Subramanian	DEA	None
	DIF	None